Note 1 - Summary of Significant Accounting Policies (Details Textual)		12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 01, 2022	Dec. 31, 2019 USD ($)
Number of Full Service Branches		28
Retained Earnings (Accumulated Deficit), Total	$ 292,452,000	$ 325,625,000	$ 292,452,000
Minimum Other Loans Amount Requiring Evaluated for Impairment		500,000
Debt Securities, Trading	0	0	0
Debt Securities, Held-to-Maturity, Amortized Cost, before Allowance for Credit Loss, Total	0	0	0
Goodwill, Impairment Loss		0	0
Mortgage Servicing Income		111,000	0	$ 0
Advertising Expense		$ 3,455,000	2,736,000	2,487,000
Number of Operating Segments		1
Off-Balance-Sheet, Credit Loss, Liability, Ending Balance	955,000	$ 6,136,000	955,000	693,000		$ 434,000
Minimum [Member]
Property, Plant and Equipment, Useful Life (Year)		3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life (Year)		40 years
Cumulative Effect, Period of Adoption, Adjustment [Member]
Off-Balance-Sheet, Credit Loss, Liability, Ending Balance	6,195,000		6,195,000	$ 0		$ 0
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member]
Retained Earnings (Accumulated Deficit), Total	1,000,000.0		1,000,000.0
Financing Receivable, Allowance for Credit Loss, Period Increase (Decrease), Total	(7,600,000)
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13 [Member] | Unfunded Loan Commitment [Member]
Off-Balance-Sheet, Credit Loss, Liability, Ending Balance	$ 6,200,000		$ 6,200,000
Encompass Home Lending, LLC [Member]
Noncontrolling Interest, Ownership Percentage by Parent					51.00%